Post balance sheet events (Details) - Entering into bancassurance agreement - TMB Bank $ in Millions, ฿ in Billions			1 Months Ended
	Mar. 19, 2020 THB (฿) item	Mar. 19, 2020 USD ($) item	Apr. 30, 2020 THB (฿)
Post balance sheet events
Period of bancassurance agreement	15 years	15 years
Cost of change in arrangements due to bancassurance agreement	฿ 24.5	$ 754
Number of instalments in bancassurance agreement | item	2	2
Forecast
Post balance sheet events
Payment for change in arrangements due to bancassurance agreement | ฿			฿ 12.0